CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS	6 Months Ended
Sep. 30, 2020 USD ($)
Cash Flows from Operating Activities:
Net income	$ 1,752,939
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(36,426)
Change in fair value of warrant liability	(2,500,000)
Transaction cost allocated to warrants	667,259
Payment of formation costs through promissory note	1,548
Changes in operating assets and liabilities:
Prepaid expenses	(385,683)
Accounts payable and accrued expenses	21,830
Net cash used in operating activities	(478,533)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(230,000,000)
Net cash used in investing activities	(230,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B ordinary shares to Sponsor	25,000
Proceeds from sale of Units, net of underwriting discounts paid	225,400,000
Proceeds from sale of Private Placement Warrants	6,600,000
Lending facility deposit	(900,000)
Proceeds from promissory note - related party	62,558
Repayment of promissory note - related party	(186,760)
Payment of offering costs	(477,242)
Net cash provided by financing activities	230,523,556
Net Change in Cash	45,023
Cash - Ending	45,023
Non-cash investing and financing activities:
Offering costs included in accrued offering costs	23,200
Payment of offering costs through promissory note - related party	122,654
Deferred underwriting fee payable	$ 8,050,000